Equity	12 Months Ended
Oct. 31, 2025
Other Restricted Assets [Abstract]
EQUITY
13.	EQUITY

Ordinary share

Ordinary share has a par value of US$0.0001 per share. As of October 31, 2025, the authorized number of Class A Ordinary shares was 495,000,000 shares. Issued and outstanding Class A Ordinary shares were 11,250,000 shares, each having 1 vote per share. As of October 31, 2025, the authorized number of Class B Ordinary shares was 5,000,000 shares. Issued and outstanding Class B Ordinary shares were 5,000,000 shares, each having 20 vote per share.

On January 23, 2025, the Company completed its initial public offering (“IPO”) on the Nasdaq Capital Market, issuing an aggregate of 1,250,000 Ordinary Shares, par value $0.0001 per share, at a price of $4.00 per share, with a total offering cost of $1,987,087. Net proceed from IPO was $3,012,913.

Surplus reserve

A significant portion of the Company’s operations are conducted through its PRC (excluding Hong Kong) subsidiaries, the Company’s ability to pay dividends is primarily dependent on receiving distributions of funds from the Company’s subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations, and after it has met the PRC requirements for appropriation to statutory reserves. The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the surplus reserve are made at the discretion of the Board of Directors. Paid-in capital of the Company’s subsidiaries included in the Company’s consolidated net assets are also non-distributable for dividend purposes.

As a result of these PRC laws and regulations, the Company’s PRC Operating Subsidiary are restricted in their ability to transfer a portion of their net assets to the Company. As of October 31, 2025 and 2024, net assets restricted in the aggregate, which include paid-in capital and statutory reserves funds of the Company’s subsidiaries, that are included in the Company’s consolidated net assets were approximately $1.74 and $1.61 million.